SHARE BASED COMPENSATION - Options granted to employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 18, 2019 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)
Aggregated intrinsic value
Share-based compensation expense		$ 3,376	¥ 22,029		¥ 152,285	¥ 0
Unrecognized share-based compensation expense		$ 12,872
Weighted average period to recognize unrecognized share-based compensation expense (in years)		2 years 1 month 17 days	2 years 1 month 17 days
2019 Plan
Number of options
Outstanding, at the beginning of period | shares		59,261,584	59,261,584
Granted | shares	79,015,500	25,917,240	25,917,240	79,015,500	79,015,500
Vested | shares		(18,499,536)	(18,499,536)	(19,753,888)	(19,753,888)
Forfeit | shares		(32,492,992)	(32,492,992)
Outstanding, at the end of period | shares		34,186,296	34,186,296	59,261,584	59,261,584
Vested and expected to vest at the end of period | shares		34,186,296
Exercisable at the end of period | shares		31,767,912
Weighted-average exercise price
Outstanding, at the beginning of period | $ / shares		$ 0.0002
Granted | $ / shares		0.0002		$ 0.0002
Vested | $ / shares		0.0002		0.0002
Forfeit | $ / shares		0.0002
Outstanding, at the end of period | $ / shares		0.0002		$ 0.0002
Vested and expected to vest at the end of period | $ / shares		0.0002
Exercisable at the end of period | $ / shares		$ 0.0002
Weighted-average grant-date fair value
Outstanding, at the beginning of period		$ 32,284
Granted		16,387		$ 43,045
vested		10,985		10,761
Forfeit		17,701
Outstanding, at the end of period		19,985		$ 32,284
Vested and expected to vest at the end of period		19,985
Exercise at the end of period		$ 18,213
Weighted-average remaining contractual term
Weighted-average remaining contractual term of outstanding stock options		8 years	8 years	9 years	9 years
Aggregated intrinsic value
Outstanding, at the beginning of period		$ 291,567
Outstanding, at the end of period		36,237		$ 291,567
Vested and expected to vest		36,237
Exercisable		$ 33,674
Closing price of shares | $ / shares		$ 0.6323		$ 0.5448
Total weighted average grant-date fair value (in US dollars per share) | $ / shares		0.6323		0.5448
2019 Plan | ADSs
Aggregated intrinsic value
Closing price of shares | $ / shares		8.50		39.36
2019 Plan | Ordinary shares
Aggregated intrinsic value
Closing price of shares | $ / shares		$ 1.06		$ 4.92